Derivative Financial Instruments - Disclosure of Open Position at the Reporting Date (Details) R / kg in Thousands, $ in Millions	Jun. 30, 2021 USD ($) $ / oz oz R / $ R / kg	Apr. 01, 2020 oz
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)		63,400
US$ Gold Hedging Contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	73,000
US$ Gold Hedging Contracts | Cash flow hedges | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	12,000
US$ Gold Hedging Contracts | Cash flow hedges | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	12,000
US$ Gold Hedging Contracts | Cash flow hedges | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	11,000
US$ Gold Hedging Contracts | Cash flow hedges | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	11,000
US$ Gold Hedging Contracts | Cash flow hedges | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	9,000
US$ Gold Hedging Contracts | Cash flow hedges | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	9,000
US$ Gold Hedging Contracts | Cash flow hedges | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	7,000
US$ Gold Hedging Contracts | Cash flow hedges | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	2,000
Zero cost collars
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 116
Zero cost collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	16.93
Zero cost collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.54
Zero cost collars | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 47
Zero cost collars | FY22 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	16.32
Zero cost collars | FY22 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	17.90
Zero cost collars | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 42
Zero cost collars | FY22 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	16.93
Zero cost collars | FY22 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.54
Zero cost collars | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 27
Zero cost collars | FY22 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	17.99
Zero cost collars | FY22 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	19.65
Zero cost collars | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY22 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY22 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY23 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY23 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY23 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY23 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY23 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY23 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY23 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY23 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 26
Price of derivative instrument at fair value through profit and loss | R / $	18.43
Forward contracts | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 9
Price of derivative instrument at fair value through profit and loss | R / $	18.18
Forward contracts | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 9
Price of derivative instrument at fair value through profit and loss | R / $	18.41
Forward contracts | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 8
Price of derivative instrument at fair value through profit and loss | R / $	18.71
Forward contracts | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Rand Gold Hedging Contracts
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz) | R / kg	309
Price of hedging instrument | R / kg	976
Rand Gold Hedging Contracts | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz) | R / kg	79
Price of hedging instrument | R / kg	863
Rand Gold Hedging Contracts | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz) | R / kg	72
Price of hedging instrument | R / kg	933
Rand Gold Hedging Contracts | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz) | R / kg	63
Price of hedging instrument | R / kg	1,022
Rand Gold Hedging Contracts | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz) | R / kg	52
Price of hedging instrument | R / kg	1,070
Rand Gold Hedging Contracts | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz) | R / kg	38
Price of hedging instrument | R / kg	1,084
Rand Gold Hedging Contracts | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz) | R / kg	5
Price of hedging instrument | R / kg	1,025
Rand Gold Hedging Contracts | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz) | R / kg	0
Price of hedging instrument | R / kg	0
Rand Gold Hedging Contracts | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz) | R / kg	0
Price of hedging instrument | R / kg	0
US$ Gold Hedging Contracts
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,743
US$ Gold Hedging Contracts | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,561
US$ Gold Hedging Contracts | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,606
US$ Gold Hedging Contracts | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,723
US$ Gold Hedging Contracts | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,799
US$ Gold Hedging Contracts | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,911
US$ Gold Hedging Contracts | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,867
US$ Gold Hedging Contracts | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,826
US$ Gold Hedging Contracts | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,861
Total Gold
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	382,000
Total Gold | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	91,000
Total Gold | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	84,000
Total Gold | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	74,000
Total Gold | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	63,000
Total Gold | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	47,000
Total Gold | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	14,000
Total Gold | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	7,000
Total Gold | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	2,000
US$/silver
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	2,055,000
US$/silver | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	21.72
US$/silver | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	23.99
US$/silver | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	365,000
US$/silver | FY22 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	18.61
US$/silver | FY22 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	20.26
US$/silver | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	335,000
US$/silver | FY22 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	19.52
US$/silver | FY22 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	21.35
US$/silver | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	315,000
US$/silver | FY22 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	20.05
US$/silver | FY22 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	22.05
US$/silver | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	285,000
US$/silver | FY22 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	20.43
US$/silver | FY22 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	22.49
US$/silver | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	285,000
US$/silver | FY23 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	24.39
US$/silver | FY23 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	27.02
US$/silver | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	270,000
US$/silver | FY23 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	25.97
US$/silver | FY23 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	29.00
US$/silver | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	155,000
US$/silver | FY23 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	25.98
US$/silver | FY23 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	29.24
US$/silver | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	45,000
US$/silver | FY23 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	26.30
US$/silver | FY23 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	29.52